Warrant Liability - Change in fair value (Details) £ in Thousands	6 Months Ended
Jun. 30, 2022 GBP (£)
Warrant Liability
Warrant liability at beginning of period	£ 10,730
Reclassification of MWC Options to equity	(1,010)
Change in fair value	(4,373)
Exchange differences on translation	840
Warrant liability at end of period	£ 6,187